Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Cash	$ 0.5	$ 0.8
Accounts receivable	70.0	82.6
Risk management	11.3	6.2
Prepaid expenses and other	12.8	10.7
Total current assets	94.6	100.3
Non-current
Property, plant and equipment	1,944.0	1,857.6
Risk management	1.0	0.0
Deferred income tax	210.8	246.4
Total non-current assets	2,155.8	2,104.0
Total assets	2,250.4	2,204.3
Current
Accounts payable and accrued liabilities	193.5	185.6
Current portion of long-term debt	2.0	0.0
Current portion of lease liabilities	1.9	3.2
Current portion of provisions	32.1	34.1
Risk management	0.5	0.0
Total current liabilities	230.0	222.9
Non-current
Long-term debt	218.0	225.3
Lease liabilities	6.1	2.8
Provisions	149.9	165.7
Other non-current liabilities	2.6	7.9
Total liabilities	606.6	624.6
Shareholders' equity
Shareholders' capital	2,175.1	2,221.9
Other reserves	104.1	101.2
Deficit	(635.4)	(743.4)
Total shareholders' equity	1,643.8	1,579.7
Total liabilities and shareholders' equity	$ 2,250.4	$ 2,204.3